UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000
                                               --------------------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          c/o Canton House
                  ----------------------
                  300 Water Street
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-03999
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger            Baltimore, MD            February 14, 2001
    ----------------------------  ------------------------   -----------------
    [Signature]                   [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0
                                                  -------------

 Form 13F Information Table Entry Total:                137
                                                  -------------

 Form 13F Information Table Value Total:          $ 288.4064
                                                  -------------
                                                   (thousands)

 List of Other Included Managers:                       N/A

     NONE

                           FORM 13F INFORMATION TABLE


ITEM 6     INVESTMENT DISCRETION        SOLE
ITEM 7     VOTING AUTHORITY             NONE


SECURITY NAME                              TITLE OF CLASS           CUSIP             MARKET VALUE       QUANTITY
-------------                              --------------           -----             ------------       --------
AOL TIME WARNER INC.                       COM                      00184A105         1.8281             52533
AXA FINANCIAL, INC.                        COM                      002451102         0.8549             15300
AETNA INC.                                 COM                      00817Y108         2.4046             58560
AGRIUM INC.                                COM                      008916108         0.3148             21526
ALLIANCE WORLD DOLLAR GVT II               COM                      01879R106         0.1868             21500
ALLSTATE CORP.                             COM                      020002101         0.5593             12840
ALPINE GROUP, INC.                         COM                      020825105         0.0702             32105
AMERICAN HOME PRODUCTS CORP.               COM                      026609107         6.4865             102069
AMGEN INC.                                 COM                      031162100         3.0238             47293
ANADARKO PETROLEUM CORP                    COM                      032511107         1.3335             18760
APACHE CORP.                               COM                      037411105         0.7192             10265
ASIA TIGERS FUND INC.                      COM                      04516T105         0.3906             58400
ASTORIA FINANCIAL CORP.                    COM                      046265104         1.5933             29335
AXCELIS TECHNOLOGIES, INC.                 COM                      054540109         0.8875             99999
BANK OF AMERICA CORP.                      COM                      060505104         2.3924             52150
BANC ONE CORP.                             COM                      06423A103         0.902              24629
BANK UNITED CORP. - CIA                    CL A                     065412108         2.6424             38752
BECTON DICKINSON CO.                       COM                      075887109         0.8007             23125
BEST BUY COMPANY INC.                      COM                      086516101         1.6313             55180
BETHLEHEM STEEL CORP.                      COM                      087509105         0.5184             296225
MER LYNCH - BIOTECH HOLDERS TR             DEPOSTRY RCPTS           09067D201         0.3406             2000
BLACK AND DECKER                           COM                      091797100         2.7522             70120
BLACKROCK INVT QUALITY MUNI                COM                      09247D105         0.2161             16700
BOISE CASCADE CORP.                        COM                      097383103         5.3369             158717
BRUNSWICK CORP.                            COM                      117043109         1.0654             64815
BURLINGTON RESOURCES INC.                  COM                      122014103         1.1514             22800
CAPITAL ONE FINANCIAL CORP.                COM                      14040H105         5.8268             88537
CENTRAL EUROPEAN EQUITY FUND I             COM                      153436100         0.1676             13020
CHASE MANHATTAN BANK                       COM                      16161A108         2.6585             58510
CHUBB CORPORATION                          COM                      171232101         0.4219             4877
CITIGROUP, INC.                            COM                      172967101         16.6555            326179
CLEAN CHANNEL COMMUNICATIONS               COM                      184502102         0.6402             13217
COCA-COLA CO.                              COM                      191216100         0.5726             9396
COLONIAL INVEST GRD MUNI TR                SH BEN INT               195768106         0.1889             20100
CORNSTOCK RESOURCES INC.                   COM NEW                  205768203         1.7578             119171
CORNING INC.                               COM                      219350105         1.9694             37290
COUNTRYWIDE CREDIT IND INC.                COM                      222372104         0.3781             7525
CROMPTON CORP.                             COM                      227116100         0.6578             62646
DEVON ENERGY CORP.                         COM                      25179M103         1.4443             23688
DOW CHEMICAL CO.                           COM                      260543103         0.2124             5800
DREYFUS STRATEGIC MUNICIPALS 1             COM                      261932107         0.1656             19200
DREYFUS STRATEGIC MUNI BOND FU             COM                      26202F107         0.2941             34600
DU PONT CO.                                COM                      263534109         1.6466             34082
EATON CORP.                                COM                      278058102         6.3776             84823
EDISON INTERNATIONAL                       COM                      281020107         2.3366             149545
ENERGY EAST CORPORATION                    COM                      29266M109         0.223              11325
ENERGIZER HOLDINGS                         COM                      29266R108         0.6541             30600
FIRST AUSTRALIA PRIME INCOME F             COM                      318653102         0.0917             22700
FIRST UNION CORP.                          COM                      337358105         4.1901             150654
FLEET BOSTON FINANCIAL CORP.               COM                      339030108         0.4135             11007
FORD MOTOR CO.                             COM PAR $0.01            345370860         1.0066             42950
FOSTER WHEELER CORP.                       COM                      350244109         0.189              36000
FRANKLIN RESOURCES INC.                    COM                      354613101         3.6578             96005
FREEPORT MCMORAN COPPER & GOLD             CL B                     35671D857         0.0871             10167
GENERAL ELECTRIC CO.                       COM                      369604103         0.5753             12000
GENERAL MOTORS CLASS H                     CL H NEW                 370442832         0.7904             34363
HARTFORD FINANCIAL SERVICES GR             COM                      416515104         6.2477             88463
HEALTH NET, INC.                           COM                      42222G108         3.5586             135890
HIBERNIA CORP. CLASS A                     CL A                     428656102         0.5342             41900
HIGHLANDS INSURANCE GROUP                  COM                      431032101         0.2346             26070
HILTON HOTELS CORP.                        COM                      432848109         0.5177             49300
HONEYWELL INTL INC.                        COM                      438516106         8.0345             169818
INGERSOLL-RAND                             COM                      456866102         1.9701             47047
INSURED MUNICIPAL INCOME FUND              COM                      45809F104         0.3331             26000
INT'L BUSINESS MACHINES CORP.              COM                      459200101         0.7868             9256
JARDINE FLMG INDIA FD                      COM                      471112102         0.2014             22529
JOHNSON & JOHNSON                          COM                      478160104         1.0575             10065
KANSAS CITY SOUTHERN INDS                  COM NEW                  485170302         0.6054             59791
KENNAMETAL, INC.                           COM                      489170100         0.8831             30320
KONINKLIJE PHILIPS ELECTRONICS             SP ADR NEW2000           500472303         6.8953             190215
LILLY (ELI) & CO.                          COM                      532457108         0.8283             8900
LINCOLN NATIONAL CORP.                     COM                      534187109         3.1023             65570
LOWE'S COMPANIES                           COM                      548661107         1.6365             36775
LYONDELL CHEMICAL COMPANY                  COM                      552078107         4.073              265995
MAGNUM HUNTER RESOURCES WTS                WT EXP 070102            55972F120         0.0024             38568
MARSH & MCLENNAN COS                       COM                      571748102         0.3829             3273
MASCO CORP.                                COM                      574599106         0.2954             11500
MAYTAG CORP.                               COM                      578592107         0.2432             7526
MCKESSON HBOC, INC.                        COM                      58155Q103         1.0435             29075
MELLON FINANCIAL CORP.                     COM                      58551A108         7.611              154734
MERCK & CO.                                COM                      589331107         0.4466             4770
METLIFE INC.                               COM                      59156R108         0.455              13000
MICROSOFT CORP.                            COM                      594918104         0.3773             8699
MILLENNIUM CHEMICALS INC.                  COM                      599903101         0.2651             14625
MINNESOTA MINING & MANUFACTURING           COM                      604059105         4.5924             38111
MORGAN STANLEY ASIA-PACIFIC FD             COM                      61744U106         0.3717             42791
MORGAN STANLEY INDIA INVT FD               COM                      61745C105         0.3026             27350
MSDW MUNICIPAL INCOME OPP TR I             MUN INCOME II            61745P437         0.2465             29000
MSDW MUNICIPAL INCOME TRUST II             MUN INCM TRII            61745P478         0.1472             15100
MUNIVEST FUND, INC.                        COM                      626295109         0.1216             14300
NEWELL RUBBERMAID CO.                      COM                      651229106         0.4821             21190
NEWS CORP LTD ADR                          ADR NEW                  652487703         0.5762             17866
NIAGRA MOHAWK HOLDINGS                     COM                      653520106         2.1685             129948
PNC FINANCIAL SERVICES GROUP               COM                      693475105         0.2352             3219
PACCAR INC.                                COM                      693718108         4.4461             90277
PACTIV CORP.                               COM                      695257105         0.3341             27000
PEPSI BOTTLING GROUP, INC.                 COM                      713409100         2.3095             58010
PFIZER, INC.                               COM                      717081103         5.9207             128711
POLYONE CORP.                              COM                      73179P106         1.0452             177910
POTASH CORP. OF SASKATCHEWAN               COM                      73755L107         0.2873             3669
PROCTER & GAMBLE                           COM                      742718109         2.0689             26376
PROVIDENT BANKSHARES CORP.                 COM                      743859100         1.6106             77154
PURE RESOURCES INC.                        COM                      74622E102         0.67               33087
PUTNAM INV GRADE MUNI TR III               SH BEN INT               746807106         0.2446             21500
QWEST COMMUNICATIONS INTL INC.             COM                      749121109         0.3555             8697
SBC COMMUNICATIONS INC.                    COM                      78387G103         0.4076             8536
SPX CORP.                                  COM                      784635104         19.0106            175719
ST. PAUL COS                               COM                      792860108         0.6922             12744
SALOMON BROS WORLDWIDE INCOME              COM                      79548T109         0.2889             24200
SEAGRAM CVT PREFERRED (EAUG)               PFD ADJ CV SEC           811850205         0.5758             12250
SMURFIT-STONE CONTAINER CORP.              COM                      832727101         11.2604            753831
SPRINT CORPORATION                         COM FON GROUP            852061100         0.8576             42220
STARWOOD HOTELS & RESORTS WORL             PAIRED CTF               85590A203         2.9958             84986
STILWELL FINANCIAL INC.                    COM                      860831106         10.0426            254647
SUMMIT BANCORP                             COM                      866005101         0.2665             6980
TEMPLETON EMERGING MKTS INC. FD            COM                      880192109         0.2762             28515
TEREX CORPORATION                          COM                      880779103         1.8043             111465
TEXTRON INC.                               COM                      883203101         1.3915             29925
TOWN & COUNTRY TRUST                       SH BEN INT               892081100         0.2187             11325
TYCO INTERNATIONAL LTD.                    COM                      902124106         8.2994             149538
UNION CARBIDE CORP.                        COM                      905581104         1.4193             26375
UNITED TECHNOLOGIES                        COM                      913017109         2.4603             31291
UNUM PROVIDENT CORP.                       COM                      91529Y106         0.5771             21475
VAN KAMPEN MERR VALUE MUN TR               COM                      921132106         0.1364             10800
VARIAN INC.                                COM                      922206107         0.9824             29000
VARIAN SEMICONDUCTOR EQUIPMENT             COM                      922207105         0.2945             12400
VARIAN MEDICAL SYSTEMS, INC.               COM                      92220P105         0.835              12290
VIACOM INC. - C1 B                         CL B                     925524308         12.1621            260151
VIAD CORP.                                 COM                      92552R109         1.837              79871
WASHINGTON MUTUAL, INC.                    COM                      939322103         14.1768            267172
WATSON PHARMACEUTICALS, INC.               COM                      942683103         2.4201             47280
WESTAIM CORP.                              COM                      956909105         0.3936             46826
WILLIAMS COS INC.                          COM                      969457100         2.4573             61528
ZALE CORP.                                 COM                      988858106         1.9389             66715
ACE LTD.                                   ORD                      G0070K103         6.018              141808
PARTNER RE LTD.                            COM                      G6852T105         2.6882             44069
FLEXTRONICS INTERNATIONAL INC.             ORD                      Y2573F102         1.4092             49446

                                                                                     $288.41         8,451,991

